Inventories	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Inventories

7. Inventories

	As of June 30, 2026
	Cost	Allowance for valuation loss	Book value
Merchandise inventory:
Raw materials	$498,278	$(6,646)	$491,632
Work in progress	36,467	(195)	36,272
Finished goods	512,946	(26,605)	486,341
	$1,047,691	$(33,446)	$1,014,245

	As of December 31, 2025
	Cost	Allowance for valuation loss	Book value
Merchandise inventory:
Raw materials	$522,432	$(6,747)	$515,685
Work in progress	19,491	(14)	19,477
Finished goods	521,722	(26,516)	495,206
	$1,063,645	$(33,277)	$1,030,368

The cost of inventories recognized for the period:

	Six months ended	Six months ended
	June 30, 2026	June 30, 2025
Cost of goods sold	$5,804,895	$7,745,274
Loss on (reversal of loss on) inventory valuation	712	(4,549)
	$5,805,607	$7,740,725

(a) Reversal of allowance for inventory valuation and obsolescence loss was recognized due to disposal of certain inventories which were previously provided with allowance for valuation loss.

(b) No inventories of the Group were pledged to others.